SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - Inputs For Measurement of Fair Values Share Options (Details)		12 Months Ended
	Apr. 01, 2016 CAD	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares year	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Share Options granted | shares		1,407,000	2,972,876
Share price (CAD/share)		CAD 9.64	CAD 13.21
Exercise price (CAD per share)		CAD 9.91	CAD 9.51
Expected volatility		51.00%	51.00%
Expected life (years) | year		3.50	3.00
Expected dividend yield		3.14%	2.42%
Risk-free interest rate		1.07%	0.57%
Pre-vest forfeiture rate		7.13%	4.12%
Fair Value (CAD per Share) | $				$ 2.89	$ 5.76
Lake Shore Gold Corp.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (CAD/share)	CAD 12.75
Expected dividend yield	2.46%
Rio Alto
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Share Options granted | shares			1,621,877